Note Payable and Unsecured Senior Notes Payable - Notes Payable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Line Items]
Senior note payable		$ 259,355
Junior note payable		210,421
Unsecured senior notes payable	590,845
Total notes payable	$ 590,845	$ 469,776